Share-based payments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based payments
36.	Share-based payments

Restricted Shares

On November 12, 2014, the Board of Directors of the Company approved 2014 Restricted Stock Award Agreement which has 17,300 thousand restricted shares available for issuance. The par value and granting price of the restricted shares were NT$10 and zero, respectively. The issuance of the restricted shares was approved by the Special General Meeting of the Shareholders of the Company on December 30, 2014 and approved by the Financial Supervisory Commission ROC on June 30, 2015.

On July 14, 2015 and April 18, 2016, the Board of Directors of the Company approved to set July 21, 2015 and May 10, 2016 as the Record Date of the issuance of 15,752 thousand and 1,548 thousand restricted shares.

When the employees of ChipMOS Taiwan accomplished the following years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

	The 1st year	The 2nd year	The 3rd year
Years of service following the receipt of restricted shares	Continuous service for one year	Continuous service for two years	Continuous service for three years
Grade of performance appraisal	>=B+	>=B+	>=B+
Compliance of terms agreed by the staff and the Company	No violation	No violation	No violation
Vesting ratio of numbers of restricted shares received	30%	30%	40%

The restricted shares issued by the Company cannot be transferred during the vesting period, but voting right and dividend right are not restricted. Employees are required to return the shares but not required to return the dividends received if they resign during the vesting period. When the employees accomplish the years of service and performance conditions, the received restricted shares will be vested based on the vesting ratio.

During 2017 and 2018, the Group recognized NT$123,021 thousand and NT$41,043 thousand (US$1,341 thousand), respectively, compensation expenses in respect of the transactions of share-based payments.